other long-term assets - Costs incurred to obtain and fulfill contracts with customers (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	$ 327	$ 334
Additions	64	126
Amortization	(68)	(137)
Balance, end of period	323	323
Current	223	223
Non-current	100	100	$ 103
Total	323	323	334
Costs incurred to obtain contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	317	323
Additions	64	125
Amortization	(67)	(134)
Balance, end of period	314	314
Current	218	218
Non-current	96	96
Total	314	314	323
Costs incurred to fulfill contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	10	11
Additions		1
Amortization	(1)	(3)
Balance, end of period	9	9
Current	5	5
Non-current	4	4
Total	$ 9	$ 9	$ 11